UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada April 19, 2013
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 85
Form 13F Information Table Value Total: 3,306,038
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
03/31/2013

AGRIUM INC.            Common 008916108  42479  428820   SHS Sole None   428820
BANK OF MONTREAL       Common 063671101  262    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  118910 2011670  SHS Sole None   2011670
BARRICK GOLD CORP      Common 067901108  60696  2034057  SHS Sole None   2034057
BAYTEX ENERGY CORPORAT Common 07317Q105  3463   81342    SHS Sole None   81342
CAE INC.               Common 124765108  28030  2822711  SHS Sole None   2822711
CANADIAN NATIONAL RAIL Common 136375102  62179  609005   SHS Sole None   609005
CANADIAN NATURAL RESOU Common 136385101  107529 3301486  SHS Sole None   3301486
CORUS ENTERTAINMENT IN Common 220874101  13     512      SHS Sole None   512
ENBRIDGE INC           Common 29250N105  31664  669423   SHS Sole None   669423
ENCANA CORP            Common 292505104  61945  3134865  SHS Sole None   3134865
GENWORTH MI CANADA INC Common 37252B102  13     519      SHS Sole None   519
GOLDCORP INC           Common 380956409  37519  1097682  SHS Sole None   1097682
IMPERIAL OIL LTD       Common 453038408  74245  1788167  SHS Sole None   1788167
MAGNA INTERNATIONAL CL ClassA 559222401  98965  1657432  SHS Sole None   1657432
MANULIFE FINANCIAL COR Common 56501R106  62444  4174036  SHS Sole None   4174036
OPEN TEXT CORP         Common 683715106  45117  751455   SHS Sole None   751455
POTASH CORP            Common 73755L107  144912 3631875  SHS Sole None   3631875
PRECISION DRILLING TRU Common 740215108  59221  6306784  SHS Sole None   6306784
ROGERS COMMUNICATIONS  ClassB 775109200  14     263      SHS Sole None   263
ROYAL BANK OF CANADA   Common 780087102  194137 3172172  SHS Sole None   3172172
SHAW COMMUNICATIONS IN ClassB 82028K200  39473  1568895  SHS Sole None   1568895
SUNCOR ENERGY INC      Common 8677229106 140735 4623367  SHS Sole None   4623367
TECK RESOURCES LTD. CL classB 878742204  89519  3130023  SHS Sole None   3130023
THOMSON REUTERS COPR   Common 884903105  111224 3374523  SHS Sole None   3374523
TORONTO-DOMINION BANK  Common 891160509  241382 2853895  SHS Sole None   2853895
3M CO                  Common 88579Y101  56     531      SHS Sole None   531
ADOBE SYSTEMS INC      Common 00724F101  31635  726996   SHS Sole None   726996
AFLAC INC              Common 001055102  49837  958039   SHS Sole None   958039
ALLEGHENY TECHNOLOGIES Common 01741R102  18697  589629   SHS Sole None   589629
AMERICAN ELECTRIC POWE Common 025537101  57     1174     SHS Sole None   1174
AMERICAN INTERNATIONAL Common 026874784  37806  973890   SHS Sole None   973890
ANADARKO PETROLEUM COR Common 032511107  53334  609878   SHS Sole None   609878
APACHE CORP            Common 037411105  22139  286920   SHS Sole None   286920
APPLIED MATERIALS INC  Common 038222105  43541  3230081  SHS Sole None   3230081
AUTOMATIC DATA PROCESS Common 053015103  52     800      SHS Sole None   800
BLACKROCK INC          Common 09247X101  58     224      SHS Sole None   224
BOEING CO              Common 097023105  53897  627804   SHS Sole None   627804
CHECK POINT SOFTWARE T Common M22465104  27359  582240   SHS Sole None   582240
CHEVRON CORPORATION    Common 166764100  56     468      SHS Sole None   468
CISCO SYSTEMS INC      Common 17275R102  32194  1540739  SHS Sole None   1540739
CITIGROUP INC.         Common 172967424  21227  479809   SHS Sole None   479809
CORNING INC            Common 219350105  14883  1116540  SHS Sole None   1116540
DR. PEPPER SNAPPLE GRO Common 26138E109  60     1275     SHS Sole None   1275
FLUOR CORP             Common 343412102  41440  624753   SHS Sole None   624753
FORD MOTOR CO          Common 345370860  21598  1642446  SHS Sole None   1642446
GARMIN LTD             Common H2906T109  25433  769525   SHS Sole None   769525
GOLDMAN SACHS GROUP IN Common 38141G104  45574  309714   SHS Sole None   309714
GOOGLE INC CLASS A     ClassA 38259P508  22693  28574    SHS Sole None   28574
HARMAN INTERNATIONAL   Common 413086109  28937  648381   SHS Sole None   648381
INTEL CORP             Common 458140100  34141  1563594  SHS Sole None   1563594
JOHNSON & JOHNSON      Common 478160104  71408  875845   SHS Sole None   875845
JPMORGAN CHASE & CO    Common 46625H100  35446  746871   SHS Sole None   746871
LOCKHEED MARTIN CORP   Common 539830109  60     624      SHS Sole None   624
MERCK & CO. INC.       Common 58933Y105  36120  817194   SHS Sole None   817194
MICROSOFT CORPORATION  Common 594918104  68072  2379709  SHS Sole None   2379709
MONSANTO CO            Common 61166W101  49438  468032   SHS Sole None   468032
NATIONAL OILWELL VARCO Common 637071101  21565  304800   SHS Sole None   304800
NORFOLK SOUTHERN CORP  Common 655844108  47025  610076   SHS Sole None   610076
NUVEEN ARIZONA MUNICIP Common 67065L401  206    18658    SHS Sole None   18658
ORACLE CORP            Common 68389X105  29936  925961   SHS Sole None   925961
PFIZER INC             Common 717081103  61     2098     SHS Sole None   2098
PRINCIPAL HIGH YIELD F Common 74255L845  215    27029    SHS Sole None   27029
PROCTER & GAMBLE       Common 742718109  43989  570843   SHS Sole None   570843
PROSHARES ULTRA MSCI J Common 74347X708  7      100      SHS Sole None   100
REGIONS FINANCIAL CORP Common 7591EP100  25826  3153324  SHS Sole None   3153324
SANDISK CORPORATION    Common 80004C101  29151  530410   SHS Sole None   530410
SANDRIDGE ENERGY INC.  Common 80007P307  3      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  63758  851359   SHS Sole None   851359
SPECTRA ENERGY CORP    Common 847560109  20256  658737   SHS Sole None   658737
STAPLES INC            Common 855030102  10851  808571   SHS Sole None   808571
STATE STREET CORP      Common 857477103  40218  680624   SHS Sole None   680624
SUNCOR ENERGY INC      Common 867224107  27875  943718   SHS Sole None   943718
TARGET CORP            Common 87612E106  57     837      SHS Sole None   837
THE MOSAIC CO          Common 61945C103  35072  588360   SHS Sole None   588360
THE WALT DISNEY CO.    Common 254687106  33801  595084   SHS Sole None   595084
THERMO FISHER SCIENTIF Common 883556102  28770  376128   SHS Sole None   376128
UNITED PARCEL SVC-CL B ClassB 911312106  57     658      SHS Sole None   658
UNITEDHEALTH GROUP INC Common 91324P102  45897  802260   SHS Sole None   802260
VANGUARD INTM TERM INV Common 922031810  205    20134    SHS Sole None   20134
VANGUARD INTRM TRM BON Common 921937306  699	58807    SHS Sole None   58807
VANGUARD MSCI EAFE ETF Common 921943858  119	3275     SHS Sole None   3275
WAL-MART STORES INC    Common 931142103  57	762      SHS Sole None   762
WELLS FARGO & COMPANY  Common 949746101  44021  1190067  SHS Sole None   1190067
ZIMMER HOLDINGS        Common 98956P102  13001  172838   SHS Sole None   172838